Shareholders' equity - Share options (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Shareholders' equity
Compensation expenses	€ 1,511,000	€ 1,273,000
Compensation expenses recorded in general and administrative costs	873,000	627,000
Compensation expenses recorded in research and development costs	€ 638,000	€ 646,000